UNITED STATES
					SECURITIES AND EXCHANGE COMMISSION
					Washington, DC  20549
					FORM 13F
  					FORM 13F Cover Page

Report for the Calendar Year or Quarter Ended:	March 31, 2001

Check here if Amendment  [ X  ];     Amendment Number: 1
This Amendment  (check only one): 	[ X  ]  is a restatement
					[    ]  adds new holdings entries

Institutional Investment Manager Filing this Report:
Name:			Professional Advisory Services, Inc.
Address:		2770 Indian River Blvd. - Suite 204
			Vero Beach, FL  32960

13F File Number:  28-3358

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing this report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person signing the report on behalf of Reporting Manager:
Name:	Kenneth M. Ligon
Title:	Secretary/Treasurer
Phone:	561-778-0552
Signature, Place and Date of Signing: ________________________

	Kenneth M. Ligon	Vero Beach, FL		April 9, 2001

Report type  (check one only):
	[ x  ]	13F Holdings Report
	[    ]	13F Notice Filing
	[    ]	13F Combination Report
List of other managers reporting for this Manager:		NONE

I am signing this report as required by the Securities Exchange Act of 1934.



                       FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total:	42

Form 13F Information Table Value Total:	$246,048

List of Other Managers Included:		NONE

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ITEM 1:
ITME 2:
ITEM 3:
ITEM 4:
ITEM 5:
ITEM 6(a):
ITEM 8(a):


NAME OF ISSUER
COM
CUSIP
MKT VAL
SHARES PR
SOLE
SOLE

D
ABBOTT LABS
COM
002824100
554
11750
11750
11750

D
AES CORP
COM
00130H105
8114
162410
162410
162410

D
AMERICAN EXPRESS CO
COM
025816109
8370
202665
202665
202665

D
AMERICAN INTERNATIONAL GP
COM
026874107
10621
131941
131941
131941

D
AUTOMATIC DATA PROCESSING
COM
053015103
9761
179490
179490
179490


D
BANCO SANTANDER CENT HISP
COM
05964H105
7752
854670
854670
854670

D
BELLSOUTH CORP
COM
079860102
432
10568
10568
10568

D
BRISTOL MYERS SQUIBB CO.
COM
110122108
678
11417
11417
11417

D
CISCO SYSTEMS
COM
17275R102
5824
368299
368299
368299

D
CITIGROUP, INC.
COM
172967101
12640
281021
281021
281021

D
COCA COLA
COM
191216100
6360
140825
140825
140825

D
COMPAQ COMPUTER
COM
204493100
373
20470
20470
20470

D
DISNEY, WALT
COM
254687106
10038
350978
350978
350978

D
DUKE POWER
COM
264399106
2578
60320
60320
60320

D
DUPONT DE NEMOURS, I.E.
COM
263534109
3794
93209
93209
93209

D
EMC CORP
COM
268648102
4207
143090
143090
143090

D
ERICSSON LM TEL - ADR
COM
294821400
4513
806830
806830
806830

D
EXXON MOBIL CORP
COM
30231G102
12215
150805
150805
150805

D
GENERAL ELECTRIC
COM
369604103
12553
299880
299880
299880

D
GOLDMAN SACHS
COM
38141G104
6099
71665
71665
71665

D
HARBOR FLORIDA BANCSHARES
COM
411901101
246
15400
15400
15400

D
HARLEY DAVIDSON
COM
412822108
2970
78250
78250
78250

D
INTEL
COM
458140100
8936
339615
339615
339615

D
JOHNSON & JOHNSON
COM
478160104
9591
109652
109652
109652

D
LUCENT TECHNOLOGIES
COM
549463107
736
73808
73808
73808

D
MEDTRONIC INC
COM
585055106
5408
118237
118237
118237

D
MERCK & CO.
COM
589331107
10996
144874
144874
144874

D
MICROSOFT
COM
594918104
10696
195591
195591
195591

D
NORFOLK SOUTHERN CORP
COM
655844108
802
47900
47900
47900

D
NORTEL NETWORK
COM
656568102
3279
233360
233360
233360

D
ORACLE CORP
COM
68389X105
5667
378310
378310
378310

D
PEPSICO
COM
713448108
8617
196055
196055
196055

D
PFIZER INC
COM
717081103
10139
247603
247603
247603

D
PROCTOR & GAMBLE
COM
742718109
7515
120040
120040
120040

D
ROYAL DUTCH PETROL.
COM
780257804
859
15500
15500
15500

D
SCHERING PLOUGH CORP
COM
806605101
491
13435
13435
13435

D
STATE STREET CORP
COM
857477103
9378
100410
100410
100410

D
TEXAS INSTRUMENTS
COM
882508104
6713
216685
216685
216685

D
TYCO INTL
COM
902124106
5587
129250
129250
129250

D
UNISOURCE ENERGY CORP
COM
909205106
602
31300
31300
31300

D
VIACOM CL B
COM
925524308
8638
196442
196442
196442

D
WAL-MART
COM
931142103
706
13984
13984
13984

S
REPORT SUMMARY
42
RECORDS
246048

0
OTHER MGRS



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